Federated Managed Allocation Portfolios
Institutional Shares
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Select Shares
Supplement to Prospectuses dated January 31, 2003

     Under the section entitled " Who Manages the Fund?" please delete the biographies of Kathy M. Foody-Malus and Alexandre de Bethmann in their entirety and replace with the following:


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Uri D.      Foreign    Uri D. Landesman has been the Fund's Portfolio Manger
Landesman   Stocks     since March 2003.  Mr. Landesman joined Federated in
(March                 February 2003 as a Senior Portfolio Manager and a Vice
2003)                  President of the Fund's Adviser.  Mr. Landesman served
                       as Principal/Portfolio Manager of Arlington Capital
                       Management from July 2001 to February 2003, and as
                       Principal/Chief Investment Officer of Aaron Fleck &
                       Associates, LLC/A.F.A Management Partners, L.P. from
                       April 1999 through June 2001.  Mr. Landesman was Vice
                       President, Lead Portfolio Manager with J.P. Morgan
                       Investment Management from February 1997 through March
                       1999.  He received his B.A. from Yeshiva College,
                       Yeshiva University.
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                                                            March 28, 2003


Cusip 314212408
Cusip 314212200
Cusip 314212804
Cusip 314212606
Cusip 314212309
Cusip 314212101
Cusip 314212705
Cusip 314212507
28315 (3/03)